Changes Recognized in Other Comprehensive Income, Postretirement Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Postretirement Benefits, U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	(1,014)	754
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	86	86
Amortization or settlement recognition of net gain (loss)	(16)	58
Total recognized in other comprehensive loss (income)	(944)	898
Postretirement Benefits, Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service cost
Net loss (gain) arising during the year	1,988	6,979
Effect of exchange rates on amounts included in AOCI	(9)	(409)
Amounts recognized as a component of net periodic benefit cost:
Amortization or settlement recognition of net gain (loss)	(470)	(72)
Total recognized in other comprehensive loss (income)	$ 1,509	$ 6,498